CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Additional Information (Detail) PHP / shares in Units, $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 23, 2015 USD ($) shares	Jun. 24, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 PHP shares	Nov. 23, 2015 PHP shares	Jun. 24, 2014 PHP / shares shares	Jun. 24, 2014 $ / shares shares
Schedule of Equity Method Investments [Line Items]
Common stock value per share | $ / shares			$ 0.01	$ 0.01
Increase (decrease) in additional paid in capital resulting from subscription of common shares			$ 0	$ (7,368)	$ 0
Restricted shares [Member]
Schedule of Equity Method Investments [Line Items]
Decrease in additional paid in capital resulting from vesting of restricted shares			$ 543	$ 1,740	$ 0
Restricted shares [Member] | MCP Share Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Number of restricted shares, Vested | shares			19,541,800	38,375,178
Decrease in additional paid in capital resulting from vesting of restricted shares			$ 543	$ 1,740
Melco Crown Philippines Resorts Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary | shares	693,500,000		50,263,000			50,263,000	693,500,000	485,177,000	485,177,000
Common stock value per share | (per share)								PHP 11.30	$ 0.26
Increase (decrease) in additional paid in capital resulting from subscription of common shares	$ (7,368)		$ (761)
Additional Common Stock Shares Acquired | shares					3,400
Number Of Common Stock Sold | shares					200
Consideration value for subscribed shares	$ 57,681		2,614			PHP 123,307,331	PHP 2,704,650,000
Total transfer from (to) noncontrolling interests of Melco Resorts & Entertainment Limited			$ (1,304)	$ (9,108)	$ 57,293
Melco Crown Philippines Resorts Corporation [Member] | Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary | shares								485,177,000	485,177,000
Common stock value per share | (per share)								PHP 11.30	$ 0.26
Increase (decrease) in additional paid in capital resulting from subscription of common shares		$ 57,293